Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brown Advisory Funds
Entity Central Index Key	0001548609
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underperformance was driven primarily by weakness in Communication Services and Health Care, along with select holdings in Information Technology. Netflix, Intuit, Microsoft, ServiceNow and DraftKings were the largest detractors. Marvell Technology, Palo Alto Networks, Alphabet, Datadog and Generac were the strongest contributors during the period.
POSITIONING
The Fund remained focused on premium growth companies across sectors and business models. Industrials was the largest overweight, while Information Technology remained the largest underweight compared to the Russell 1000® Growth Index. The team used periods of volatility to strengthen the Fund, adding businesses where we saw more durable competitive advantages and compelling long-term growth opportunities, while exiting positions where our conviction in the risk-reward had declined.

Top Contributors
↑	Marvell Technology, Inc.
↑	Palo Alto Networks, Inc.
↑	Alphabet Inc. Class C
↑	Datadog, Inc. Class A
↑	Generac Holdings Inc.

Top Detractors
↓	Netflix, Inc.
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	DraftKings, Inc. Class A
PERFORMANCE
The Fund generated a positive absolute return during the period but underperformed its benchmarks. Portfolio changes made during periods of volatility were additive, with newer holdings including Palo Alto Networks contributing positively alongside strong performance from Marvell Technology, Datadog, Alphabet and Generac. While these changes supported a meaningful recovery in relative performance, weakness earlier in the period—particularly across software and Communication Services—weighed on full-year results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	3.11	4.14	13.30
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
Net Assets	$ 314,694,765
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 2,585,325
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$314,694,765
Number of Holdings	32
Net Advisory Fee	$2,585,325
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	37.2%
Industrials	16.1%
Communication Services	14.1%
Health Care	10.3%
Consumer Discretionary	9.7%
Financials	6.7%
Consumer Staples	3.1%
Cash & Other	2.8%

Top 10 Issuers	(%)
Palo Alto Networks, Inc.	5.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	5.0%
Marvell Technology, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.5%
Broadcom, Inc.	4.3%
Arista Networks, Inc.	3.9%
Microsoft Corp.	3.7%
Spotify Technology SA	3.4%
Uber Technologies, Inc.	3.4%
[1]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underperformance was driven primarily by weakness in Communication Services and Health Care, along with select holdings in Information Technology. Netflix, Intuit, Microsoft, ServiceNow and DraftKings were the largest detractors. Marvell Technology, Palo Alto Networks, Alphabet, Datadog and Generac were the strongest contributors during the period.
POSITIONING
The Fund remained focused on premium growth companies across sectors and business models. Industrials was the largest overweight, while Information Technology remained the largest underweight compared to the Russell 1000® Growth Index. The team used periods of volatility to strengthen the Fund, adding businesses where we saw more durable competitive advantages and compelling long-term growth opportunities, while exiting positions where our conviction in the risk-reward had declined.

Top Contributors
↑	Marvell Technology, Inc.
↑	Palo Alto Networks, Inc.
↑	Alphabet Inc. Class C
↑	Datadog, Inc. Class A
↑	Generac Holdings Inc.

Top Detractors
↓	Netflix, Inc.
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	DraftKings, Inc. Class A
PERFORMANCE
The Fund generated a positive absolute return during the period but underperformed its benchmarks. Portfolio changes made during periods of volatility were additive, with newer holdings including Palo Alto Networks contributing positively alongside strong performance from Marvell Technology, Datadog, Alphabet and Generac. While these changes supported a meaningful recovery in relative performance, weakness earlier in the period—particularly across software and Communication Services—weighed on full-year results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	2.95	3.98	13.13
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
Net Assets	$ 314,694,765
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 2,585,325
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$314,694,765
Number of Holdings	32
Net Advisory Fee	$2,585,325
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	37.2%
Industrials	16.1%
Communication Services	14.1%
Health Care	10.3%
Consumer Discretionary	9.7%
Financials	6.7%
Consumer Staples	3.1%
Cash & Other	2.8%

Top 10 Issuers	(%)
Palo Alto Networks, Inc.	5.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	5.0%
Marvell Technology, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.5%
Broadcom, Inc.	4.3%
Arista Networks, Inc.	3.9%
Microsoft Corp.	3.7%
Spotify Technology SA	3.4%
Uber Technologies, Inc.	3.4%
[2]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$113	1.12%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underperformance was driven primarily by weakness in Communication Services and Health Care, along with select holdings in Information Technology. Netflix, Intuit, Microsoft, ServiceNow and DraftKings were the largest detractors. Marvell Technology, Palo Alto Networks, Alphabet, Datadog and Generac were the strongest contributors during the period.
POSITIONING
The Fund remained focused on premium growth companies across sectors and business models. Industrials was the largest overweight, while Information Technology remained the largest underweight compared to the Russell 1000® Growth Index. The team used periods of volatility to strengthen the Fund, adding businesses where we saw more durable competitive advantages and compelling long-term growth opportunities, while exiting positions where our conviction in the risk-reward had declined.

Top Contributors
↑	Marvell Technology, Inc.
↑	Palo Alto Networks, Inc.
↑	Alphabet Inc. Class C
↑	Datadog, Inc. Class A
↑	Generac Holdings Inc.

Top Detractors
↓	Netflix, Inc.
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	DraftKings, Inc. Class A
PERFORMANCE
The Fund generated a positive absolute return during the period but underperformed its benchmarks. Portfolio changes made during periods of volatility were additive, with newer holdings including Palo Alto Networks contributing positively alongside strong performance from Marvell Technology, Datadog, Alphabet and Generac. While these changes supported a meaningful recovery in relative performance, weakness earlier in the period—particularly across software and Communication Services—weighed on full-year results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	2.58	3.70	12.84
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
Net Assets	$ 314,694,765
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 2,585,325
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$314,694,765
Number of Holdings	32
Net Advisory Fee	$2,585,325
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	37.2%
Industrials	16.1%
Communication Services	14.1%
Health Care	10.3%
Consumer Discretionary	9.7%
Financials	6.7%
Consumer Staples	3.1%
Cash & Other	2.8%

Top 10 Issuers	(%)
Palo Alto Networks, Inc.	5.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	5.0%
Marvell Technology, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.5%
Broadcom, Inc.	4.3%
Arista Networks, Inc.	3.9%
Microsoft Corp.	3.7%
Spotify Technology SA	3.4%
Uber Technologies, Inc.	3.4%
[3]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed its benchmark, the S&P 500® Index. Market returns were strong, supported by healthy corporate earnings and continued enthusiasm for artificial intelligence. Momentum became an increasingly important driver of market performance, and market leadership remained concentrated in a relatively narrow group of technology-related stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Information Technology and Communication Services were important contributors to the Fund’s return. Taiwan Semiconductor, Alphabet, KLA and Marvell were top contributors. Intuit, Microsoft, Fiserv, Meta Platforms and KKR were the largest detractors. The Fund’s underweight to Information Technology detracted from relative performance as the sector led the market.
POSITIONING
The Information Technology weighting increased with the additions of NVIDIA and SAP and strong performance from several semiconductor holdings. Communication Services increased with the addition of Spotify and appreciation in Alphabet. The Financials weighting declined with the sale of Fiserv and First Citizens BancShares. The Industrials weighting declined with the sale of Uber and Canadian National Railway.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Alphabet Inc. Class A
↑	KLA Corporation
↑	Alphabet Inc. Class C
↑	Marvell Technology, Inc.

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	Fiserv, Inc.
↓	Meta Platforms Inc Class A
↓	KKR & Co Inc
PERFORMANCE
The Fund generated a positive return but trailed the S&P 500® Index as market gains became increasingly driven by momentum and concentrated technology and AI-related leadership.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	10.54	10.37	15.50
S&P 500® Index	22.32	13.41	15.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
Net Assets	$ 991,019,676
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 4,203,169
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$991,019,676
Number of Holdings	45
Net Advisory Fee	$4,203,169
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	27.3%
Financials	20.9%
Communication Services	14.3%
Health Care	11.5%
Consumer Discretionary	10.5%
Industrials	8.8%
Consumer Staples	3.2%
Energy	2.1%
Cash & Other	1.4%

Top 10 Issuers	(%)
Alphabet, Inc.	8.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	4.4%
Visa, Inc.	4.1%
Mastercard, Inc.	3.7%
Berkshire Hathaway, Inc.	3.4%
KLA Corp.	3.2%
NVIDIA Corp.	3.1%
[4]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed its benchmark, the S&P 500® Index. Market returns were strong, supported by healthy corporate earnings and continued enthusiasm for artificial intelligence. Momentum became an increasingly important driver of market performance, and market leadership remained concentrated in a relatively narrow group of technology-related stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Information Technology and Communication Services were important contributors to the Fund’s return. Taiwan Semiconductor, Alphabet, KLA and Marvell were top contributors. Intuit, Microsoft, Fiserv, Meta Platforms and KKR were the largest detractors. The Fund’s underweight to Information Technology detracted from relative performance as the sector led the market.
POSITIONING
The Information Technology weighting increased with the additions of NVIDIA and SAP and strong performance from several semiconductor holdings. Communication Services increased with the addition of Spotify and appreciation in Alphabet. The Financials weighting declined with the sale of Fiserv and First Citizens BancShares. The Industrials weighting declined with the sale of Uber and Canadian National Railway.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Alphabet Inc. Class A
↑	KLA Corporation
↑	Alphabet Inc. Class C
↑	Marvell Technology, Inc.

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	Fiserv, Inc.
↓	Meta Platforms Inc Class A
↓	KKR & Co Inc
PERFORMANCE
The Fund generated a positive return but trailed the S&P 500® Index as market gains became increasingly driven by momentum and concentrated technology and AI-related leadership.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	10.36	10.19	15.33
S&P 500® Index	22.32	13.41	15.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
Net Assets	$ 991,019,676
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 4,203,169
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$991,019,676
Number of Holdings	45
Net Advisory Fee	$4,203,169
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	27.3%
Financials	20.9%
Communication Services	14.3%
Health Care	11.5%
Consumer Discretionary	10.5%
Industrials	8.8%
Consumer Staples	3.2%
Energy	2.1%
Cash & Other	1.4%

Top 10 Issuers	(%)
Alphabet, Inc.	8.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	4.4%
Visa, Inc.	4.1%
Mastercard, Inc.	3.7%
Berkshire Hathaway, Inc.	3.4%
KLA Corp.	3.2%
NVIDIA Corp.	3.1%
[5]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed its benchmark, the S&P 500® Index. Market returns were strong, supported by healthy corporate earnings and continued enthusiasm for artificial intelligence. Momentum became an increasingly important driver of market performance, and market leadership remained concentrated in a relatively narrow group of technology-related stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Information Technology and Communication Services were important contributors to the Fund’s return. Taiwan Semiconductor, Alphabet, KLA and Marvell were top contributors. Intuit, Microsoft, Fiserv, Meta Platforms and KKR were the largest detractors. The Fund’s underweight to Information Technology detracted from relative performance as the sector led the market.
POSITIONING
The Information Technology weighting increased with the additions of NVIDIA and SAP and strong performance from several semiconductor holdings. Communication Services increased with the addition of Spotify and appreciation in Alphabet. The Financials weighting declined with the sale of Fiserv and First Citizens BancShares. The Industrials weighting declined with the sale of Uber and Canadian National Railway.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Alphabet Inc. Class A
↑	KLA Corporation
↑	Alphabet Inc. Class C
↑	Marvell Technology, Inc.

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	Fiserv, Inc.
↓	Meta Platforms Inc Class A
↓	KKR & Co Inc
PERFORMANCE
The Fund generated a positive return but trailed the S&P 500® Index as market gains became increasingly driven by momentum and concentrated technology and AI-related leadership.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	10.08	9.92	15.04
S&P 500® Index	22.32	13.41	15.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
Net Assets	$ 991,019,676
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 4,203,169
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$991,019,676
Number of Holdings	45
Net Advisory Fee	$4,203,169
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	27.3%
Financials	20.9%
Communication Services	14.3%
Health Care	11.5%
Consumer Discretionary	10.5%
Industrials	8.8%
Consumer Staples	3.2%
Energy	2.1%
Cash & Other	1.4%

Top 10 Issuers	(%)
Alphabet, Inc.	8.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	4.4%
Visa, Inc.	4.1%
Mastercard, Inc.	3.7%
Berkshire Hathaway, Inc.	3.4%
KLA Corp.	3.2%
NVIDIA Corp.	3.1%
[6]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Institutional Shares
Trading Symbol	BAFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Marvell, Taiwan Semiconductor, Monolithic Power Systems, NVIDIA and Datadog benefited from continued demand for AI infrastructure, networking and data. Intuit, Microsoft, ServiceNow, Spotify and KKR were the largest detractors. Narrow benchmark leadership, style factor headwinds, and concerns about AI disruption across software challenged results, although elevated volatility and dispersion among companies also created opportunities for bottom-up stock selection.
POSITIONING
Consistent with the Fund’s long-standing portfolio construction philosophy, we continued to balance exposure between durable and rapid growth companies while ensuring diversification by business model, end market, and growth theme. The Fund held 34 companies and was overweight Financials, Health Care and Industrials and underweight Communication Services and Information Technology. Trading activity was slightly elevated during the period as the team sought to take advantage of short-term dislocations, optimize position sizing, and execute name swaps to upgrade the portfolio.

Top Contributors
↑	Marvell Technology, Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Monolithic Power Systems, Inc.
↑	NVIDIA Corporation
↑	Datadog, Inc. Class A

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	Spotify Technology SA
↓	KKR & Co Inc
PERFORMANCE
Selected AI infrastructure and data holdings generated meaningful gains, but weakness in several large positions and lower exposure to the benchmark’s strongest technology companies resulted in underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	2.15	7.32	15.51
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
Net Assets	$ 4,286,685,392
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 34,527,261
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,286,685,392
Number of Holdings	35
Net Advisory Fee	$34,527,261
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	47.0%
Financials	15.2%
Industrials	10.9%
Consumer Discretionary	9.3%
Health Care	7.9%
Communication Services	6.2%
Materials	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
NVIDIA Corp.	8.4%
Amazon.com, Inc.	6.7%
Microsoft Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.8%
Visa, Inc.	4.8%
Broadcom, Inc.	4.8%
Snowflake, Inc.	3.1%
Spotify Technology SA	2.9%
Alphabet, Inc.	2.9%
West Pharmaceutical Services, Inc.	2.7%
[7]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Investor Shares
Trading Symbol	BIAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Marvell, Taiwan Semiconductor, Monolithic Power Systems, NVIDIA and Datadog benefited from continued demand for AI infrastructure, networking and data. Intuit, Microsoft, ServiceNow, Spotify and KKR were the largest detractors. Narrow benchmark leadership, style factor headwinds, and concerns about AI disruption across software challenged results, although elevated volatility and dispersion among companies also created opportunities for bottom-up stock selection.
POSITIONING
Consistent with the Fund’s long-standing portfolio construction philosophy, we continued to balance exposure between durable and rapid growth companies while ensuring diversification by business model, end market, and growth theme. The Fund held 34 companies and was overweight Financials, Health Care and Industrials and underweight Communication Services and Information Technology. Trading activity was slightly elevated during the period as the team sought to take advantage of short-term dislocations, optimize position sizing, and execute name swaps to upgrade the portfolio.

Top Contributors
↑	Marvell Technology, Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Monolithic Power Systems, Inc.
↑	NVIDIA Corporation
↑	Datadog, Inc. Class A

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	Spotify Technology SA
↓	KKR & Co Inc
PERFORMANCE
Selected AI infrastructure and data holdings generated meaningful gains, but weakness in several large positions and lower exposure to the benchmark’s strongest technology companies resulted in underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	2.01	7.16	15.34
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
Net Assets	$ 4,286,685,392
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 34,527,261
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,286,685,392
Number of Holdings	35
Net Advisory Fee	$34,527,261
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	47.0%
Financials	15.2%
Industrials	10.9%
Consumer Discretionary	9.3%
Health Care	7.9%
Communication Services	6.2%
Materials	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
NVIDIA Corp.	8.4%
Amazon.com, Inc.	6.7%
Microsoft Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.8%
Visa, Inc.	4.8%
Broadcom, Inc.	4.8%
Snowflake, Inc.	3.1%
Spotify Technology SA	2.9%
Alphabet, Inc.	2.9%
West Pharmaceutical Services, Inc.	2.7%
[8]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Advisor Shares
Trading Symbol	BAWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Marvell, Taiwan Semiconductor, Monolithic Power Systems, NVIDIA and Datadog benefited from continued demand for AI infrastructure, networking and data. Intuit, Microsoft, ServiceNow, Spotify and KKR were the largest detractors. Narrow benchmark leadership, style factor headwinds, and concerns about AI disruption across software challenged results, although elevated volatility and dispersion among companies also created opportunities for bottom-up stock selection.
POSITIONING
Consistent with the Fund’s long-standing portfolio construction philosophy, we continued to balance exposure between durable and rapid growth companies while ensuring diversification by business model, end market, and growth theme. The Fund held 34 companies and was overweight Financials, Health Care and Industrials and underweight Communication Services and Information Technology. Trading activity was slightly elevated during the period as the team sought to take advantage of short-term dislocations, optimize position sizing, and execute name swaps to upgrade the portfolio.

Top Contributors
↑	Marvell Technology, Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Monolithic Power Systems, Inc.
↑	NVIDIA Corporation
↑	Datadog, Inc. Class A

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	Spotify Technology SA
↓	KKR & Co Inc
PERFORMANCE
Selected AI infrastructure and data holdings generated meaningful gains, but weakness in several large positions and lower exposure to the benchmark’s strongest technology companies resulted in underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	1.74	6.89	15.05
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
Net Assets	$ 4,286,685,392
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 34,527,261
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,286,685,392
Number of Holdings	35
Net Advisory Fee	$34,527,261
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	47.0%
Financials	15.2%
Industrials	10.9%
Consumer Discretionary	9.3%
Health Care	7.9%
Communication Services	6.2%
Materials	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
NVIDIA Corp.	8.4%
Amazon.com, Inc.	6.7%
Microsoft Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.8%
Visa, Inc.	4.8%
Broadcom, Inc.	4.8%
Snowflake, Inc.	3.1%
Spotify Technology SA	2.9%
Alphabet, Inc.	2.9%
West Pharmaceutical Services, Inc.	2.7%
[9]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	BAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$106	0.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns but underperformed both the Russell 1000® Index and Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the industrials and health care sectors while the consumer discretionary and communication services sectors were the biggest detractors. The largest individual contributor to performance was Oceaneering International, Inc. (OII), and the largest individual detractor to performance was CCC Intelligent Solutions Holdings Inc (CCC).
POSITIONING
We were active during the period and invested in nineteen new companies and exited twenty-three companies. We also had five additions and deletions during the period. The additions during the period were diversified across most economic sectors, but industrials, health care and information technology were particularly fruitful areas of new investment. A notable addition to the industrials sector in the fourth quarter of 2025 was Andersen Group, Inc. Class A (ANDG). Andersen Group is a leading provider of independent tax, valuation and financial advisory services to individuals, businesses and alternative investment funds. We participated in the company’s recent IPO. The business has a relatively low level of cyclicality, a strong balance sheet, and a proven record of impressive growth.

Top Contributors
↑	Oceaneering International, Inc.
↑	Establishment Labs Holdings, Inc.
↑	SiTime Corporation
↑	Lattice Semiconductor Corporation
↑	Entegris, Inc.

Top Detractors
↓	CCC Intelligent Solutions Holdings Inc
↓	Bright Horizons Family Solutions, Inc.
↓	Vertex, Inc. Class A
↓	Dynatrace, Inc.
↓	Universal Display Corporation
PERFORMANCE
The Fund posted strong absolute returns but underperformed its regulatory benchmark, the Russell 1000® Index, during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	21.85	2.45	10.01
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Growth Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
Net Assets	$ 593,922,396
Holdings Count | $ / shares	72
Advisory Fees Paid, Amount	$ 5,964,342
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$593,922,396
Number of Holdings	72
Net Advisory Fee	$5,964,342
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	34.8%
Health Care	25.8%
Information Technology	19.1%
Financials	4.8%
Energy	3.9%
Materials	3.6%
Real Estate	3.0%
Utilities	1.2%
Consumer Discretionary	1.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Oceaneering International, Inc.	3.9%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.1%
Establishment Labs Holdings, Inc.	3.1%
Bio-Techne Corp.	2.8%
Waste Connections, Inc.	2.8%
CCC Intelligent Solutions Holdings, Inc.	2.4%
Andersen Group, Inc.	2.4%
Bruker Corp.	2.3%
StandardAero, Inc.	2.2%
[10]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	BIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$123	1.11%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns but underperformed both the Russell 1000® Index and Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the industrials and health care sectors while the consumer discretionary and communication services sectors were the biggest detractors. The largest individual contributor to performance was Oceaneering International, Inc. (OII), and the largest individual detractor to performance was CCC Intelligent Solutions Holdings Inc (CCC).
POSITIONING
We were active during the period and invested in nineteen new companies and exited twenty-three companies. We also had five additions and deletions during the period. The additions during the period were diversified across most economic sectors, but industrials, health care and information technology were particularly fruitful areas of new investment. A notable addition to the industrials sector in the fourth quarter of 2025 was Andersen Group, Inc. Class A (ANDG). Andersen Group is a leading provider of independent tax, valuation and financial advisory services to individuals, businesses and alternative investment funds. We participated in the company’s recent IPO. The business has a relatively low level of cyclicality, a strong balance sheet, and a proven record of impressive growth.

Top Contributors
↑	Oceaneering International, Inc.
↑	Establishment Labs Holdings, Inc.
↑	SiTime Corporation
↑	Lattice Semiconductor Corporation
↑	Entegris, Inc.

Top Detractors
↓	CCC Intelligent Solutions Holdings Inc
↓	Bright Horizons Family Solutions, Inc.
↓	Vertex, Inc. Class A
↓	Dynatrace, Inc.
↓	Universal Display Corporation
PERFORMANCE
The Fund posted strong absolute returns but underperformed its regulatory benchmark, the Russell 1000® Index, during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	21.68	2.31	9.85
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Growth Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
Net Assets	$ 593,922,396
Holdings Count | $ / shares	72
Advisory Fees Paid, Amount	$ 5,964,342
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$593,922,396
Number of Holdings	72
Net Advisory Fee	$5,964,342
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	34.8%
Health Care	25.8%
Information Technology	19.1%
Financials	4.8%
Energy	3.9%
Materials	3.6%
Real Estate	3.0%
Utilities	1.2%
Consumer Discretionary	1.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Oceaneering International, Inc.	3.9%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.1%
Establishment Labs Holdings, Inc.	3.1%
Bio-Techne Corp.	2.8%
Waste Connections, Inc.	2.8%
CCC Intelligent Solutions Holdings, Inc.	2.4%
Andersen Group, Inc.	2.4%
Bruker Corp.	2.3%
StandardAero, Inc.	2.2%
[11]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Advisor Shares
Trading Symbol	BASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$151	1.36%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns but underperformed both the Russell 1000® Index and Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the industrials and health care sectors while the consumer discretionary and communication services sectors were the biggest detractors. The largest individual contributor to performance was Oceaneering International, Inc. (OII), and the largest individual detractor to performance was CCC Intelligent Solutions Holdings Inc (CCC).
POSITIONING
We were active during the period and invested in nineteen new companies and exited twenty-three companies. We also had five additions and deletions during the period. The additions during the period were diversified across most economic sectors, but industrials, health care and information technology were particularly fruitful areas of new investment. A notable addition to the industrials sector in the fourth quarter of 2025 was Andersen Group, Inc. Class A (ANDG). Andersen Group is a leading provider of independent tax, valuation and financial advisory services to individuals, businesses and alternative investment funds. We participated in the company’s recent IPO. The business has a relatively low level of cyclicality, a strong balance sheet, and a proven record of impressive growth.

Top Contributors
↑	Oceaneering International, Inc.
↑	Establishment Labs Holdings, Inc.
↑	SiTime Corporation
↑	Lattice Semiconductor Corporation
↑	Entegris, Inc.

Top Detractors
↓	CCC Intelligent Solutions Holdings Inc
↓	Bright Horizons Family Solutions, Inc.
↓	Vertex, Inc. Class A
↓	Dynatrace, Inc.
↓	Universal Display Corporation
PERFORMANCE
The Fund posted strong absolute returns but underperformed its regulatory benchmark, the Russell 1000® Index, during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	21.42	2.05	9.57
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Growth Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
Net Assets	$ 593,922,396
Holdings Count | $ / shares	72
Advisory Fees Paid, Amount	$ 5,964,342
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$593,922,396
Number of Holdings	72
Net Advisory Fee	$5,964,342
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	34.8%
Health Care	25.8%
Information Technology	19.1%
Financials	4.8%
Energy	3.9%
Materials	3.6%
Real Estate	3.0%
Utilities	1.2%
Consumer Discretionary	1.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Oceaneering International, Inc.	3.9%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.1%
Establishment Labs Holdings, Inc.	3.1%
Bio-Techne Corp.	2.8%
Waste Connections, Inc.	2.8%
CCC Intelligent Solutions Holdings, Inc.	2.4%
Andersen Group, Inc.	2.4%
Bruker Corp.	2.3%
StandardAero, Inc.	2.2%
[12]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Institutional Shares
Trading Symbol	BAUUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns, outperforming the Russell 1000® Index but underperforming the Russell 2000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the financials and industrials sectors while the consumer staples and communication services sectors were the biggest detractors. The largest individual contributor to performance was BrightSpring Health Services, Inc. (BTSG), and the largest individual detractor to performance was Nomad Foods, Ltd. (NOMD).
POSITIONING
We were active during the period and invested in twenty new companies and exited twenty companies. We also had three additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the Healthcare sector in the third quarter of 2025 was BrightSpring Health Services, Inc. (BTSG). BrightSpring Health Services offers exposure to a variety of attractive healthcare end-markets, including specialty and institutional pharmacy, as well as home & community-based provider services. These exciting exposures are complemented by a strong management team and a free cash flow profile that we believe is set to accelerate over the next 3 years.

Top Contributors
↑	BrightSpring Health Services, Inc.
↑	Oceaneering International, Inc.
↑	Ducommun Incorporated
↑	NCR Atleos Corporation
↑	Ingevity Corporation

Top Detractors
↓	Nomad Foods Ltd.
↓	Cable One, Inc.
↓	Orion S.A.
↓	NCR Voyix Corporation
↓	Albany International Corp. Class A
PERFORMANCE
The Fund generated strong absolute returns, outperforming the Russell 1000® Index but trailing the Russell 2000® Value Index during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	33.83	10.05	10.29
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Value Index	43.01	8.23	10.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
Net Assets	$ 1,231,833,086
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 10,027,898
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,231,833,086
Number of Holdings	64
Net Advisory Fee	$10,027,898
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	25.8%
Health Care	13.5%
Industrials	10.9%
Consumer Discretionary	10.1%
Information Technology	7.7%
Materials	7.5%
Real Estate	6.9%
Energy	5.5%
Communication Services	4.3%
Cash & Other	7.8%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.3%
Ingevity Corp.	2.8%
Oceaneering International, Inc.	2.6%
Cushman & Wakefield Ltd.	2.4%
BrightSpring Health Services, Inc.	2.4%
CTS Corp.	2.4%
Timken Co.	2.4%
Sensata Technologies Holding PLC	2.3%
Global Net Lease, Inc.	2.3%
Talen Energy Corp.	2.2%
[13]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Investor Shares
Trading Symbol	BIAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$128	1.10%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns, outperforming the Russell 1000® Index but underperforming the Russell 2000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the financials and industrials sectors while the consumer staples and communication services sectors were the biggest detractors. The largest individual contributor to performance was BrightSpring Health Services, Inc. (BTSG), and the largest individual detractor to performance was Nomad Foods, Ltd. (NOMD).
POSITIONING
We were active during the period and invested in twenty new companies and exited twenty companies. We also had three additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the Healthcare sector in the third quarter of 2025 was BrightSpring Health Services, Inc. (BTSG). BrightSpring Health Services offers exposure to a variety of attractive healthcare end-markets, including specialty and institutional pharmacy, as well as home & community-based provider services. These exciting exposures are complemented by a strong management team and a free cash flow profile that we believe is set to accelerate over the next 3 years.

Top Contributors
↑	BrightSpring Health Services, Inc.
↑	Oceaneering International, Inc.
↑	Ducommun Incorporated
↑	NCR Atleos Corporation
↑	Ingevity Corporation

Top Detractors
↓	Nomad Foods Ltd.
↓	Cable One, Inc.
↓	Orion S.A.
↓	NCR Voyix Corporation
↓	Albany International Corp. Class A
PERFORMANCE
The Fund generated strong absolute returns, outperforming the Russell 1000® Index but trailing the Russell 2000® Value Index during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	33.62	9.89	10.12
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Value Index	43.01	8.23	10.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
Net Assets	$ 1,231,833,086
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 10,027,898
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,231,833,086
Number of Holdings	64
Net Advisory Fee	$10,027,898
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	25.8%
Health Care	13.5%
Industrials	10.9%
Consumer Discretionary	10.1%
Information Technology	7.7%
Materials	7.5%
Real Estate	6.9%
Energy	5.5%
Communication Services	4.3%
Cash & Other	7.8%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.3%
Ingevity Corp.	2.8%
Oceaneering International, Inc.	2.6%
Cushman & Wakefield Ltd.	2.4%
BrightSpring Health Services, Inc.	2.4%
CTS Corp.	2.4%
Timken Co.	2.4%
Sensata Technologies Holding PLC	2.3%
Global Net Lease, Inc.	2.3%
Talen Energy Corp.	2.2%
[14]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Advisor Shares
Trading Symbol	BAUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$157	1.35%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns, outperforming the Russell 1000® Index but underperforming the Russell 2000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the financials and industrials sectors while the consumer staples and communication services sectors were the biggest detractors. The largest individual contributor to performance was BrightSpring Health Services, Inc. (BTSG), and the largest individual detractor to performance was Nomad Foods, Ltd. (NOMD).
POSITIONING
We were active during the period and invested in twenty new companies and exited twenty companies. We also had three additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the Healthcare sector in the third quarter of 2025 was BrightSpring Health Services, Inc. (BTSG). BrightSpring Health Services offers exposure to a variety of attractive healthcare end-markets, including specialty and institutional pharmacy, as well as home & community-based provider services. These exciting exposures are complemented by a strong management team and a free cash flow profile that we believe is set to accelerate over the next 3 years.

Top Contributors
↑	BrightSpring Health Services, Inc.
↑	Oceaneering International, Inc.
↑	Ducommun Incorporated
↑	NCR Atleos Corporation
↑	Ingevity Corporation

Top Detractors
↓	Nomad Foods Ltd.
↓	Cable One, Inc.
↓	Orion S.A.
↓	NCR Voyix Corporation
↓	Albany International Corp. Class A
PERFORMANCE
The Fund generated strong absolute returns, outperforming the Russell 1000® Index but trailing the Russell 2000® Value Index during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	33.32	9.61	9.85
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Value Index	43.01	8.23	10.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
Net Assets	$ 1,231,833,086
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 10,027,898
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,231,833,086
Number of Holdings	64
Net Advisory Fee	$10,027,898
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	25.8%
Health Care	13.5%
Industrials	10.9%
Consumer Discretionary	10.1%
Information Technology	7.7%
Materials	7.5%
Real Estate	6.9%
Energy	5.5%
Communication Services	4.3%
Cash & Other	7.8%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.3%
Ingevity Corp.	2.8%
Oceaneering International, Inc.	2.6%
Cushman & Wakefield Ltd.	2.4%
BrightSpring Health Services, Inc.	2.4%
CTS Corp.	2.4%
Timken Co.	2.4%
Sensata Technologies Holding PLC	2.3%
Global Net Lease, Inc.	2.3%
Talen Energy Corp.	2.2%
[15]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Small-Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BAFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns, outperforming the Russell 1000® Index but  underperforming the Russell 2000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the industrials and health care sectors while the consumer staples sector was the lone detractor. The largest individual contributor to performance was SiTime Corporation (SITM), and the largest individual detractor to performance was Vertex, Inc. Class A (VERX).
POSITIONING
We were active during the period and invested in eighteen new companies and exited twenty-seven companies. We also had four additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the Healthcare sector in the third quarter of 2025 was BrightSpring Health Services, Inc. (BTSG). BrightSpring Health Services offers exposure to a variety of attractive healthcare end-markets, including specialty and institutional pharmacy, as well as home & community-based provider services. These exciting exposures are complemented by a strong management team and a free cash flow profile that we believe is set to accelerate over the next 3 years.

Top Contributors
↑	SiTime Corporation
↑	BrightSpring Health Services, Inc.
↑	Guardian Pharmacy Services, Inc. Class A
↑	Enpro Inc.
↑	Modine Manufacturing Company

Top Detractors
↓	Vertex, Inc. Class A
↓	Bright Horizons Family Solutions, Inc.
↓	Universal Display Corporation
↓	Nomad Foods Ltd.
↓	Phreesia, Inc.
PERFORMANCE
The Fund generated strong absolute returns, outperforming the Russell 1000 Index but trailing the Russell 2000 Index during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Institutional Shares	29.89	6.57
Russell 1000® Index	22.02	13.33
Russell 2000® Index	40.78	8.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for recent performance information.
Net Assets	$ 118,655,684
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 781,766
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$118,655,684
Number of Holdings	66
Net Advisory Fee	$781,766
Portfolio Turnover	77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Health Care	20.2%
Industrials	19.6%
Information Technology	16.8%
Financials	14.7%
Consumer Discretionary	9.0%
Materials	6.0%
Real Estate	4.7%
Energy	2.5%
Communication Services	2.1%
Cash & Other	4.4%

Top 10 Issuers	(%)
Bancorp, Inc.	2.7%
BrightSpring Health Services, Inc.	2.6%
Bristow Group, Inc.	2.5%
Guardant Health, Inc.	2.4%
Novanta, Inc.	2.4%
OPENLANE, Inc.	2.4%
Power Integrations, Inc.	2.2%
HealthEquity, Inc.	2.1%
John Wiley & Sons, Inc.	2.1%
Ingevity Corp.	2.1%
[16]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Small-Cap Core Fund
Class Name	Investor Shares
Trading Symbol	BIAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$124	1.08%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns, outperforming the Russell 1000® Index but  underperforming the Russell 2000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the industrials and health care sectors while the consumer staples sector was the lone detractor. The largest individual contributor to performance was SiTime Corporation (SITM), and the largest individual detractor to performance was Vertex, Inc. Class A (VERX).
POSITIONING
We were active during the period and invested in eighteen new companies and exited twenty-seven companies. We also had four additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the Healthcare sector in the third quarter of 2025 was BrightSpring Health Services, Inc. (BTSG). BrightSpring Health Services offers exposure to a variety of attractive healthcare end-markets, including specialty and institutional pharmacy, as well as home & community-based provider services. These exciting exposures are complemented by a strong management team and a free cash flow profile that we believe is set to accelerate over the next 3 years.

Top Contributors
↑	SiTime Corporation
↑	BrightSpring Health Services, Inc.
↑	Guardian Pharmacy Services, Inc. Class A
↑	Enpro Inc.
↑	Modine Manufacturing Company

Top Detractors
↓	Vertex, Inc. Class A
↓	Bright Horizons Family Solutions, Inc.
↓	Universal Display Corporation
↓	Nomad Foods Ltd.
↓	Phreesia, Inc.
PERFORMANCE
The Fund generated strong absolute returns, outperforming the Russell 1000 Index but trailing the Russell 2000 Index during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Investor Shares	29.82	6.41
Russell 1000® Index	22.02	13.33
Russell 2000® Index	40.78	8.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for recent performance information.
Net Assets	$ 118,655,684
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 781,766
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$118,655,684
Number of Holdings	66
Net Advisory Fee	$781,766
Portfolio Turnover	77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Health Care	20.2%
Industrials	19.6%
Information Technology	16.8%
Financials	14.7%
Consumer Discretionary	9.0%
Materials	6.0%
Real Estate	4.7%
Energy	2.5%
Communication Services	2.1%
Cash & Other	4.4%

Top 10 Issuers	(%)
Bancorp, Inc.	2.7%
BrightSpring Health Services, Inc.	2.6%
Bristow Group, Inc.	2.5%
Guardant Health, Inc.	2.4%
Novanta, Inc.	2.4%
OPENLANE, Inc.	2.4%
Power Integrations, Inc.	2.2%
HealthEquity, Inc.	2.1%
John Wiley & Sons, Inc.	2.1%
Ingevity Corp.	2.1%
[17]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Value Fund
Class Name	Institutional Shares
Trading Symbol	BASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Dell, Flex, Applied Materials and TD SYNNEX benefited from continued AI infrastructure and capital-spending demand, while Citigroup also contributed. Fidelity National Information Services, T-Mobile, Comcast, Pentair and Equitable detracted. Gains from selected technology and financial holdings were outweighed by weakness in Communication Services and Industrials and unusually strong benchmark Information Technology performance.
POSITIONING
The Fund held 42 companies and was overweight Health Care, Materials and Industrials and underweight Consumer Discretionary, Consumer Staples and Financials. The team remained focused on strong free cash flow, sustainable competitive advantages, capital discipline and attractive valuations while rotating toward better risk and return opportunities.

Top Contributors
↑	Dell Technologies, Inc. Class C
↑	Flex Ltd
↑	Applied Materials, Inc.
↑	Citigroup Inc.
↑	TD SYNNEX Corporation

Top Detractors
↓	Fidelity National Information Services, Inc.
↓	T-Mobile US, Inc.
↓	Comcast Corporation Class A
↓	Pentair plc
↓	Equitable Holdings, Inc.
PERFORMANCE
Selected AI infrastructure and financial holdings supported returns, but concentrated benchmark leadership and weakness in several communication services and industrial positions resulted in underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2023)
Institutional Shares	19.89	17.05
Russell 1000® Index	22.02	22.33
Russell 1000® Value Index	27.12	17.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for recent performance information.
Net Assets	$ 189,575,593
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 984,788
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$189,575,593
Number of Holdings	43
Net Advisory Fee	$984,788
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Health Care	22.2%
Information Technology	16.8%
Financials	15.9%
Industrials	12.7%
Materials	6.5%
Consumer Discretionary	4.9%
Consumer Staples	4.5%
Energy	4.3%
Communication Services	4.0%
Cash & Other	8.2%

Top 10 Issuers	(%)
Flex Ltd.	4.7%
Dell Technologies, Inc.	4.6%
Cardinal Health, Inc.	4.0%
Pentair PLC	3.7%
First American Government Obligations Fund	3.5%
Smurfit WestRock PLC	3.4%
ICON PLC	3.3%
Citigroup, Inc.	3.2%
CRH PLC	3.0%
Bank of America Corp.	3.0%
[18]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Value Fund
Class Name	Investor Shares
Trading Symbol	BISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Dell, Flex, Applied Materials and TD SYNNEX benefited from continued AI infrastructure and capital-spending demand, while Citigroup also contributed. Fidelity National Information Services, T-Mobile, Comcast, Pentair and Equitable detracted. Gains from selected technology and financial holdings were outweighed by weakness in Communication Services and Industrials and unusually strong benchmark Information Technology performance.
POSITIONING
The Fund held 42 companies and was overweight Health Care, Materials and Industrials and underweight Consumer Discretionary, Consumer Staples and Financials. The team remained focused on strong free cash flow, sustainable competitive advantages, capital discipline and attractive valuations while rotating toward better risk and return opportunities.

Top Contributors
↑	Dell Technologies, Inc. Class C
↑	Flex Ltd
↑	Applied Materials, Inc.
↑	Citigroup Inc.
↑	TD SYNNEX Corporation

Top Detractors
↓	Fidelity National Information Services, Inc.
↓	T-Mobile US, Inc.
↓	Comcast Corporation Class A
↓	Pentair plc
↓	Equitable Holdings, Inc.
PERFORMANCE
Selected AI infrastructure and financial holdings supported returns, but concentrated benchmark leadership and weakness in several communication services and industrial positions resulted in underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2023)
Investor Shares	19.79	16.85
Russell 1000® Index	22.02	22.33
Russell 1000® Value Index	27.12	17.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for recent performance information.
Net Assets	$ 189,575,593
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 984,788
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$189,575,593
Number of Holdings	43
Net Advisory Fee	$984,788
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Health Care	22.2%
Information Technology	16.8%
Financials	15.9%
Industrials	12.7%
Materials	6.5%
Consumer Discretionary	4.9%
Consumer Staples	4.5%
Energy	4.3%
Communication Services	4.0%
Cash & Other	8.2%

Top 10 Issuers	(%)
Flex Ltd.	4.7%
Dell Technologies, Inc.	4.6%
Cardinal Health, Inc.	4.0%
Pentair PLC	3.7%
First American Government Obligations Fund	3.5%
Smurfit WestRock PLC	3.4%
ICON PLC	3.3%
Citigroup, Inc.	3.2%
CRH PLC	3.0%
Bank of America Corp.	3.0%
[19]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Global Leaders Fund
Class Name	Institutional Shares
Trading Symbol	BAFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.76%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund declined and underperformed the MSCI All Country World Index (ACWI).
WHAT FACTORS INFLUENCED PERFORMANCE
Relative performance was driven primarily by AI-related market leadership and financials. The Fund’s underweight exposure to semiconductors and technology hardware was the largest detractor. Holdings in financial-market infrastructure and payments companies also lagged asset-heavy global and European banks, which led sector performance but were not held by the Fund. Since mid-2025, and most notably during the second quarter of 2026, narrow market leadership, the benchmark’s exposure to semiconductors and technology hardware, and elevated correlation among risk factors further pressured relative performance.
POSITIONING
The Fund remains focused on companies that deliver differentiated value to customers, benefit from high switching costs, generate strong profitability, and convert earnings into free cash flow. The portfolio management team continues to emphasize long-term fundamental strength and disciplined capital allocation. Holdings that no longer demonstrate durable competitive advantages, a positive moat trajectory, or an attractive five-year risk/reward profile may be reduced or replaced with higher-conviction opportunities. Recent portfolio activity reflects this ongoing reassessment.

Top Contributors
↑	Alphabet Inc. Class C
↑	ASML Holding NV Sponsored ADR
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	GE Aerospace
↑	Roche Holding Ltd

Top Detractors
↓	Microsoft Corporation
↓	London Stock Exchange Group plc
↓	Zoetis, Inc. Class A
↓	Intuit Inc.
↓	CTS Eventim AG & Co. KGaA
PERFORMANCE
Underlying fundamentals remained strong at many holdings and several positions generated gains, but narrow benchmark leadership and weakness in several large holdings resulted in a negative Fund return and significant underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2018)
Institutional Shares	-1.65	6.17	11.73
MSCI All Country World Index (ACWI)	23.67	10.98	13.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for recent performance information.
Net Assets	$ 2,215,421,171
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 15,902,686
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,215,421,171
Number of Holdings	32
Net Advisory Fee	$15,902,686
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	31.0%
Industrials	24.1%
Information Technology	20.3%
Consumer Discretionary	9.1%
Communication Services	8.0%
Health Care	7.1%
Cash & Other	0.4%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	6.8%
Alphabet, Inc.	6.8%
Microsoft Corp.	6.3%
Visa, Inc.	5.6%
Mastercard, Inc.	5.3%
Safran SA	4.9%
ASML Holding NV	4.6%
Deutsche Boerse AG	4.4%
Experian PLC	3.8%
Roche Holding AG	3.8%

Top 10 Countries	(%)
United States	50.2%
United Kingdom	11.6%
Germany	7.4%
Taiwan	6.8%
France	4.9%
Netherlands	4.7%
Switzerland	3.8%
Sweden	2.7%
China	2.3%
India	2.2%
[20]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Global Leaders Fund
Class Name	Investor Shares
Trading Symbol	BIALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$90	0.91%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund declined and underperformed the MSCI All Country World Index (ACWI).
WHAT FACTORS INFLUENCED PERFORMANCE
Relative performance was driven primarily by AI-related market leadership and financials. The Fund’s underweight exposure to semiconductors and technology hardware was the largest detractor. Holdings in financial-market infrastructure and payments companies also lagged asset-heavy global and European banks, which led sector performance but were not held by the Fund. Since mid-2025, and most notably during the second quarter of 2026, narrow market leadership, the benchmark’s exposure to semiconductors and technology hardware, and elevated correlation among risk factors further pressured relative performance.
POSITIONING
The Fund remains focused on companies that deliver differentiated value to customers, benefit from high switching costs, generate strong profitability, and convert earnings into free cash flow. The portfolio management team continues to emphasize long-term fundamental strength and disciplined capital allocation. Holdings that no longer demonstrate durable competitive advantages, a positive moat trajectory, or an attractive five-year risk/reward profile may be reduced or replaced with higher-conviction opportunities. Recent portfolio activity reflects this ongoing reassessment.

Top Contributors
↑	Alphabet Inc. Class C
↑	ASML Holding NV Sponsored ADR
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	GE Aerospace
↑	Roche Holding Ltd

Top Detractors
↓	Microsoft Corporation
↓	London Stock Exchange Group plc
↓	Zoetis, Inc. Class A
↓	Intuit Inc.
↓	CTS Eventim AG & Co. KGaA
PERFORMANCE
Underlying fundamentals remained strong at many holdings and several positions generated gains, but narrow benchmark leadership and weakness in several large holdings resulted in a negative Fund return and significant underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	-1.80	6.00	12.17
MSCI All Country World Index (ACWI)	23.67	10.98	12.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for recent performance information.
Net Assets	$ 2,215,421,171
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 15,902,686
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,215,421,171
Number of Holdings	32
Net Advisory Fee	$15,902,686
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	31.0%
Industrials	24.1%
Information Technology	20.3%
Consumer Discretionary	9.1%
Communication Services	8.0%
Health Care	7.1%
Cash & Other	0.4%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	6.8%
Alphabet, Inc.	6.8%
Microsoft Corp.	6.3%
Visa, Inc.	5.6%
Mastercard, Inc.	5.3%
Safran SA	4.9%
ASML Holding NV	4.6%
Deutsche Boerse AG	4.4%
Experian PLC	3.8%
Roche Holding AG	3.8%

Top 10 Countries	(%)
United States	50.2%
United Kingdom	11.6%
Germany	7.4%
Taiwan	6.8%
France	4.9%
Netherlands	4.7%
Switzerland	3.8%
Sweden	2.7%
China	2.3%
India	2.2%
[21]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable International Leaders Fund
Class Name	Institutional Shares
Trading Symbol	BAILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.85%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund declined and underperformed the MSCI ACWI ex U.S. Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by Information Technology and Industrials. Within Information Technology, positive absolute returns trailed the benchmark, largely due to limited exposure to memory-chip producers and CPU manufacturers that benefited from continued AI-related investment. TSMC and ASML contributed positively, although the sector’s capital intensity, cyclicality, and elevated expectations remained areas of caution. Industrials also detracted, including Wolters Kluwer and Experian, whose share prices were affected by concerns that AI could disrupt their business models.
POSITIONING
The Fund remained focused on high-quality companies with durable competitive advantages. The portfolio management team re-underwrote and added to high-conviction holdings where business moats appeared underappreciated and AI-related risks may have been misunderstood. The Fund exited Tata Consultancy Services and Booking.com due to increased competitive risks and initiated seven new positions since the beginning of 2025, including Nintendo, SAP, Games Workshop, and Universal Music Group. Portfolio activity reflected an emphasis on opportunities with attractive long-term risk/reward profiles.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	ASML Holding NV
↑	Keyence Corporation
↑	Compagnie Financiere Richemont SA
↑	Rentokil Initial plc

Top Detractors
↓	Wolters Kluwer N.V.
↓	CTS Eventim AG & Co. KGaA
↓	Experian PLC
↓	SAP SE
↓	London Stock Exchange Group plc
PERFORMANCE
Selected holdings generated gains and many portfolio companies maintained durable fundamentals. However, headwinds for quality investing, AI-related benchmark concentration, and weakness in several positions resulted in a negative Fund return and underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2022)
Institutional Shares	-3.93	4.31
MSCI ACWI ex USA Index	27.66	11.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for recent performance information.
Net Assets	$ 29,977,370
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 149,570
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$29,977,370
Number of Holdings	36
Net Advisory Fee	$149,570
Portfolio Turnover	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	29.8%
Financials	18.9%
Consumer Discretionary	18.0%
Information Technology	13.2%
Health Care	8.5%
Communication Services	8.1%
Consumer Staples	2.2%
Cash & Other	1.3%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Deutsche Boerse AG	4.8%
Howden Joinery Group PLC	4.7%
Compass Group PLC	4.5%
Cie Financiere Richemont SA	4.3%
Keyence Corp.	4.0%
AIA Group Ltd.	4.0%
Canadian National Railway Co.	3.8%
AstraZeneca PLC	3.2%
London Stock Exchange Group PLC	3.2%

Top 10 Countries	(%)
United Kingdom	26.9%
Germany	10.7%
China	8.8%
France	8.6%
Switzerland	6.6%
Netherlands	6.5%
Canada	6.4%
Japan	5.8%
Taiwan	4.9%
Spain	2.8%
[22]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable International Leaders Fund
Class Name	Investor Shares
Trading Symbol	BISLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$98	1.00%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund declined and underperformed the MSCI ACWI ex U.S. Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by Information Technology and Industrials. Within Information Technology, positive absolute returns trailed the benchmark, largely due to limited exposure to memory-chip producers and CPU manufacturers that benefited from continued AI-related investment. TSMC and ASML contributed positively, although the sector’s capital intensity, cyclicality, and elevated expectations remained areas of caution. Industrials also detracted, including Wolters Kluwer and Experian, whose share prices were affected by concerns that AI could disrupt their business models.
POSITIONING
The Fund remained focused on high-quality companies with durable competitive advantages. The portfolio management team re-underwrote and added to high-conviction holdings where business moats appeared underappreciated and AI-related risks may have been misunderstood. The Fund exited Tata Consultancy Services and Booking.com due to increased competitive risks and initiated seven new positions since the beginning of 2025, including Nintendo, SAP, Games Workshop, and Universal Music Group. Portfolio activity reflected an emphasis on opportunities with attractive long-term risk/reward profiles.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	ASML Holding NV
↑	Keyence Corporation
↑	Compagnie Financiere Richemont SA
↑	Rentokil Initial plc

Top Detractors
↓	Wolters Kluwer N.V.
↓	CTS Eventim AG & Co. KGaA
↓	Experian PLC
↓	SAP SE
↓	London Stock Exchange Group plc
PERFORMANCE
Selected holdings generated gains and many portfolio companies maintained durable fundamentals. However, headwinds for quality investing, AI-related benchmark concentration, and weakness in several positions resulted in a negative Fund return and underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2022)
Investor Shares	-4.01	4.14
MSCI ACWI ex USA Index	27.66	11.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for recent performance information.
Net Assets	$ 29,977,370
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 149,570
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$29,977,370
Number of Holdings	36
Net Advisory Fee	$149,570
Portfolio Turnover	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	29.8%
Financials	18.9%
Consumer Discretionary	18.0%
Information Technology	13.2%
Health Care	8.5%
Communication Services	8.1%
Consumer Staples	2.2%
Cash & Other	1.3%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Deutsche Boerse AG	4.8%
Howden Joinery Group PLC	4.7%
Compass Group PLC	4.5%
Cie Financiere Richemont SA	4.3%
Keyence Corp.	4.0%
AIA Group Ltd.	4.0%
Canadian National Railway Co.	3.8%
AstraZeneca PLC	3.2%
London Stock Exchange Group PLC	3.2%

Top 10 Countries	(%)
United Kingdom	26.9%
Germany	10.7%
China	8.8%
France	8.6%
Switzerland	6.6%
Netherlands	6.5%
Canada	6.4%
Japan	5.8%
Taiwan	4.9%
Spain	2.8%
[23]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Intermediate Income Fund
Class Name	Investor Shares
Trading Symbol	BIAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but modestly  underperformed both the Bloomberg U.S. Aggregate Bond Index and Bloomberg Intermediate U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher starting yields and coupon income provided a positive foundation for returns. Corporate bonds, mortgages, ABS and CMBS added income and diversification. Relative results were held back by modest headwinds from security selection, sector allocation and yield-curve positioning, while duration remained close to the performance benchmark.
POSITIONING
The Fund maintained a high-quality intermediate profile with a 4.2-year effective duration. It remained overweight corporate bonds, mortgages, ABS and CMBS and underweight Treasuries, with an emphasis on fundamental credit research, liquidity and risk-adjusted income.
PERFORMANCE
Positive carry from spread sectors supported absolute returns and helped cushion rate volatility, but it did not fully offset modest relative headwinds from positioning and security selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	3.40	0.57	1.58
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.54
Bloomberg Intermediate U.S. Aggregate Bond Index	3.76	0.97	1.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for recent performance information.
Net Assets	$ 144,437,052
Holdings Count | $ / shares	139
Advisory Fees Paid, Amount	$ 406,335
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$144,437,052
Number of Holdings	139
Net Advisory Fee	$406,335
Portfolio Turnover	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	31.5%
Agency Residential Mortgage-Backed Securities	30.6%
Corporate Bonds	28.5%
Asset-Backed Securities	6.4%
Money Market Funds	4.6%
Agency Commercial Mortgage-Backed Securities	3.6%
Non-Agency Commercial Mortgage-Backed Securities	0.4%
Non-Agency Residential Mortgage-Backed Securities	0.3%
Futures Contracts	0.0%
Cash & Other	-5.9%

Top 10 Issuers	(%)
United States Treasury Note	31.5%
Federal National Mortgage Association	23.0%
Federal Home Loan Mortgage Corp.	11.1%
First American Government Obligations Fund	4.6%
AutoNation Finance Trust	1.4%
Citigroup, Inc.	1.0%
Societe Generale SA	1.0%
Dollar Tree, Inc.	1.0%
Booking Holdings, Inc.	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%

Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Intermediate Income Fund
Class Name	Advisor Shares
Trading Symbol	BAIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but modestly  underperformed both the Bloomberg U.S. Aggregate Bond Index and Bloomberg Intermediate U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher starting yields and coupon income provided a positive foundation for returns. Corporate bonds, mortgages, ABS and CMBS added income and diversification. Relative results were held back by modest headwinds from security selection, sector allocation and yield-curve positioning, while duration remained close to the performance benchmark.
POSITIONING
The Fund maintained a high-quality intermediate profile with a 4.2-year effective duration. It remained overweight corporate bonds, mortgages, ABS and CMBS and underweight Treasuries, with an emphasis on fundamental credit research, liquidity and risk-adjusted income.
PERFORMANCE
Positive carry from spread sectors supported absolute returns and helped cushion rate volatility, but it did not fully offset modest relative headwinds from positioning and security selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	3.23	0.33	1.33
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.54
Bloomberg Intermediate U.S. Aggregate Bond Index	3.76	0.97	1.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for recent performance information.
Net Assets	$ 144,437,052
Holdings Count | $ / shares	139
Advisory Fees Paid, Amount	$ 406,335
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$144,437,052
Number of Holdings	139
Net Advisory Fee	$406,335
Portfolio Turnover	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	31.5%
Agency Residential Mortgage-Backed Securities	30.6%
Corporate Bonds	28.5%
Asset-Backed Securities	6.4%
Money Market Funds	4.6%
Agency Commercial Mortgage-Backed Securities	3.6%
Non-Agency Commercial Mortgage-Backed Securities	0.4%
Non-Agency Residential Mortgage-Backed Securities	0.3%
Futures Contracts	0.0%
Cash & Other	-5.9%

Top 10 Issuers	(%)
United States Treasury Note	31.5%
Federal National Mortgage Association	23.0%
Federal Home Loan Mortgage Corp.	11.1%
First American Government Obligations Fund	4.6%
AutoNation Finance Trust	1.4%
Citigroup, Inc.	1.0%
Societe Generale SA	1.0%
Dollar Tree, Inc.	1.0%
Booking Holdings, Inc.	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%

Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Bond Fund
Class Name	Institutional Shares
Trading Symbol	BAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but modestly  underperformed the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher starting yields and coupon income supported returns, while neutral duration helped moderate rate volatility. The overweight to corporate credit and security selection within agency mortgage-backed securities contributed positively. Security selection within ABS and CMBS modestly detracted, although positive agency mortgage results offset part of that weakness.
POSITIONING
The Fund maintained duration in line with the benchmark and remained overweight corporate bonds, mortgages and ABS and underweight Treasuries. The team continued to emphasize high-quality, liquid securities, active rotation as relative valuations changed and disciplined security selection rather than broad market beta.
PERFORMANCE
Positive carry and selected corporate credit and agency mortgage positions supported returns, but modest securitized-credit selection headwinds resulted in slight benchmark underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	3.55	-0.52	1.89
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for recent performance information.
Net Assets	$ 537,361,086
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 1,693,553
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$537,361,086
Number of Holdings	187
Net Advisory Fee	$1,693,553
Portfolio Turnover	123%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	32.7%
Agency Residential Mortgage-Backed Securities	32.6%
U.S. Treasury Securities	23.4%
Asset-Backed Securities	7.6%
Foreign Government Agency Issues	3.8%
U.S. Treasury Bills	2.2%
Money Market Funds	2.2%
Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Cash & Other	-7.2%

Top 10 Issuers	(%)
Federal National Mortgage Association	24.5%
United States Treasury Note	13.8%
Federal Home Loan Mortgage Corp.	7.6%
United States Treasury Bond	5.3%
United States Treasury STRIP	4.3%
Asian Development Bank	2.7%
United States Treasury Bill	2.2%
First American Government Obligations Fund	2.2%
Societe Generale SA	1.6%
Revvity, Inc.	1.6%

Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Bond Fund
Class Name	Investor Shares
Trading Symbol	BASBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but modestly  underperformed the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher starting yields and coupon income supported returns, while neutral duration helped moderate rate volatility. The overweight to corporate credit and security selection within agency mortgage-backed securities contributed positively. Security selection within ABS and CMBS modestly detracted, although positive agency mortgage results offset part of that weakness.
POSITIONING
The Fund maintained duration in line with the benchmark and remained overweight corporate bonds, mortgages and ABS and underweight Treasuries. The team continued to emphasize high-quality, liquid securities, active rotation as relative valuations changed and disciplined security selection rather than broad market beta.
PERFORMANCE
Positive carry and selected corporate credit and agency mortgage positions supported returns, but modest securitized-credit selection headwinds resulted in slight benchmark underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2017)
Investor Shares	3.50	-0.55	1.52
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for recent performance information.
Net Assets	$ 537,361,086
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 1,693,553
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$537,361,086
Number of Holdings	187
Net Advisory Fee	$1,693,553
Portfolio Turnover	123%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	32.7%
Agency Residential Mortgage-Backed Securities	32.6%
U.S. Treasury Securities	23.4%
Asset-Backed Securities	7.6%
Foreign Government Agency Issues	3.8%
U.S. Treasury Bills	2.2%
Money Market Funds	2.2%
Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Cash & Other	-7.2%

Top 10 Issuers	(%)
Federal National Mortgage Association	24.5%
United States Treasury Note	13.8%
Federal Home Loan Mortgage Corp.	7.6%
United States Treasury Bond	5.3%
United States Treasury STRIP	4.3%
Asian Development Bank	2.7%
United States Treasury Bill	2.2%
First American Government Obligations Fund	2.2%
Societe Generale SA	1.6%
Revvity, Inc.	1.6%

Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Maryland Bond Fund
Class Name	Investor Shares
Trading Symbol	BIAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Maryland Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the Bloomberg Municipal 1-15 Year Index but underperformed the broader Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Active yield-curve positioning and security selection supported results. Longer-maturity bonds benefited as the municipal curve flattened, and the Fund’s emphasis on revenue-backed sectors added value. The broader Municipal Bond Index benefited more from long-duration market strength, which limited relative results versus the regulatory benchmark.
POSITIONING
The Fund maintained a 5.0-year effective duration and a barbell structure with meaningful ultra-short and longer-duration exposure. It remained overweight revenue bonds and underweight general obligation bonds while focusing on high-quality Maryland tax-exempt issuers and structural value.
PERFORMANCE
Curve positioning and credit selection generated excess returns versus the 1-15 Year Index and supported a strong absolute return, although the broader municipal market produced a higher return for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	6.67	1.27	1.87
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal 1-15 Year Index	5.49	1.33	2.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/maryland-bond-fund for recent performance information.
Net Assets	$ 185,125,255
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 517,932
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$185,125,255
Number of Holdings	73
Net Advisory Fee	$517,932
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Municipal Bonds	96.4%
Money Market Funds	2.9%
Cash & Other	0.7%

Industry	(%)
Revenue Bonds	77.3%
General Obligation Bonds	19.1%
Cash & Other	3.6%

Top 10 Issuers	(%)
Maryland Economic Development Corporation	12.9%
County of Frederick MD	9.6%
Johns Hopkins Health System	7.2%
Maryland Stadium Authority	5.5%
State of Maryland Department of Transportation	4.6%
MedStar Health	4.6%
County of Baltimore MD	4.4%
State of Maryland	4.0%
Washington Suburban Sanitary Commission	3.8%
Maryland Community Development Administration	3.5%

Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Bond Fund
Class Name	Institutional Shares
Trading Symbol	BTEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the Bloomberg Municipal 1-15 Year Index and was broadly in line with the broader Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Active yield-curve positioning was the primary contributor as longer maturities benefited from a flatter municipal curve. Security selection and sector allocation also added value, including high-quality discount structures, Energy Prepay securities, Public Power utilities and Housing credits. Tight credit spreads limited compensation for incremental credit risk but continued to create opportunities in structural value.
POSITIONING
The Fund maintained a 5.2-year effective duration, remained overweight revenue bonds and underweight general obligation bonds and held a longer average life than the performance benchmark. The team maintained liquidity and flexibility to act when market volatility created more attractive opportunities.
PERFORMANCE
Curve positioning and credit selection generated meaningful excess returns versus the Bloomberg Municipal 1-15 Year Index, while the Fund’s positive return was broadly consistent with the wider municipal market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	6.96	1.59	2.85
Bloomberg Municipal Bond Index	7.03	1.05	2.55
Bloomberg Municipal 1-15 Year Index	5.49	1.33	2.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for recent performance information.
Net Assets	$ 1,295,975,436
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 3,463,860
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,295,975,436
Number of Holdings	202
Net Advisory Fee	$3,463,860
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 States	(%)
Texas	12.3%
Illinois	10.0%
New York	7.6%
Alabama	7.4%
Florida	7.2%
Wisconsin	7.0%
California	6.8%
Georgia	4.5%
Kentucky	3.9%
Cash & Other	33.3%

Top 10 Issuers	(%)
Public Finance Authority	5.5%
Black Belt Energy Gas District	4.7%
Kentucky Public Energy Authority	3.3%
California Community Choice Financing Authority	3.2%
Main Street Natural Gas, Inc.	2.7%
Miami-Dade County Florida Expressway Authority	2.5%
Tobacco Settlement Financing Corp.	2.2%
Southeast Energy Authority A Cooperative District	1.9%
Texas Municipal Gas Acquisition and Supply Corp. II	1.8%
New Jersey Transportation Trust Fund Authority	1.8%

Security Type	(%)
Municipal Bonds	99.9%
Money Market Funds	1.8%
Cash & Other	-1.7%

Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Bond Fund
Class Name	Investor Shares
Trading Symbol	BIAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the Bloomberg Municipal 1-15 Year Index and was broadly in line with the broader Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Active yield-curve positioning was the primary contributor as longer maturities benefited from a flatter municipal curve. Security selection and sector allocation also added value, including high-quality discount structures, Energy Prepay securities, Public Power utilities and Housing credits. Tight credit spreads limited compensation for incremental credit risk but continued to create opportunities in structural value.
POSITIONING
The Fund maintained a 5.2-year effective duration, remained overweight revenue bonds and underweight general obligation bonds and held a longer average life than the performance benchmark. The team maintained liquidity and flexibility to act when market volatility created more attractive opportunities.
PERFORMANCE
Curve positioning and credit selection generated meaningful excess returns versus the Bloomberg Municipal 1-15 Year Index, while the Fund’s positive return was broadly consistent with the wider municipal market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	7.02	1.56	2.49
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal 1-15 Year Index	5.49	1.33	2.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for recent performance information.
Net Assets	$ 1,295,975,436
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 3,463,860
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,295,975,436
Number of Holdings	202
Net Advisory Fee	$3,463,860
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 States	(%)
Texas	12.3%
Illinois	10.0%
New York	7.6%
Alabama	7.4%
Florida	7.2%
Wisconsin	7.0%
California	6.8%
Georgia	4.5%
Kentucky	3.9%
Cash & Other	33.3%

Top 10 Issuers	(%)
Public Finance Authority	5.5%
Black Belt Energy Gas District	4.7%
Kentucky Public Energy Authority	3.3%
California Community Choice Financing Authority	3.2%
Main Street Natural Gas, Inc.	2.7%
Miami-Dade County Florida Expressway Authority	2.5%
Tobacco Settlement Financing Corp.	2.2%
Southeast Energy Authority A Cooperative District	1.9%
Texas Municipal Gas Acquisition and Supply Corp. II	1.8%
New Jersey Transportation Trust Fund Authority	1.8%

Security Type	(%)
Municipal Bonds	99.9%
Money Market Funds	1.8%
Cash & Other	-1.7%

Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Sustainable Bond Fund
Class Name	Investor Shares
Trading Symbol	BITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Sustainable Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the Bloomberg Municipal 1-15 Year Index but underperformed the broader Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Active yield-curve positioning was the primary contributor as longer maturities benefited from a flatter municipal curve. Security selection and sector allocation also added value, including high-quality discount structures, Energy Prepay securities, Public Power utilities and Housing credits. Tight credit spreads limited compensation for incremental credit risk and reinforced the focus on structural value.
POSITIONING
The Fund maintained a 5.1-year effective duration and remained overweight revenue bonds and underweight general obligation bonds. Sustainable research continued to inform exposure across education, clean energy, health and wellness, affordable housing and clean water issuers, while the team preserved liquidity and portfolio flexibility.
PERFORMANCE
Curve positioning and credit selection produced excess returns versus the Bloomberg Municipal 1-15 Year Index and supported a positive Fund return, although the broader municipal market generated a higher return for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/02/2019)
Investor Shares	6.14	0.97	1.37
Bloomberg Municipal Bond Index	7.03	1.05	1.81
Bloomberg Municipal 1-15 Year Index	5.49	1.33	1.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/tax-exempt-sustainable-bond-fund for recent performance information.
Net Assets	$ 341,058,882
Holdings Count | $ / shares	120
Advisory Fees Paid, Amount	$ 972,030
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$341,058,882
Number of Holdings	120
Net Advisory Fee	$972,030
Portfolio Turnover	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 States	(%)
California	20.6%
New York	11.6%
Texas	10.1%
Wisconsin	8.1%
Illinois	7.7%
Florida	5.4%
Colorado	4.2%
Georgia	4.1%
Pennsylvania	3.0%
Cash & Other	25.2%

Top 10 Issuers	(%)
California Community Choice Financing Authority	11.2%
Public Finance Authority	4.4%
Tarrant County Cultural Education Facilities Finance Corp.	3.9%
California Earthquake Authority	3.2%
New York Transportation Development Corp.	3.0%
New York Energy Finance Development Corp.	2.7%
New York Liberty Development Corp.	2.5%
South Miami Health Facilities Authority, Inc.	2.4%
Northside Independent School District	2.2%
Illinois Finance Authority	2.1%

Security Type	(%)
Municipal Bonds	99.1%
Money Market Funds	1.0%
Cash & Other	-0.1%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Katherine Lee was appointed as a co-portfolio manager of the Brown Advisory Tax-Exempt Sustainable Bond Fund, replacing Amy Hauter. Amy will focus on taxable fixed-income products.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mortgage Securities Fund
Class Name	Institutional Shares
Trading Symbol	BAFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return, outperformed the  Bloomberg U.S. Aggregate Bond Index and underperformed the Bloomberg Mortgage-Backed Securities Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Income from agency mortgage-backed securities and allocations to CMBS, CMO and ABS supported returns. Security selection across MBS and securitized credit benefited performance, however, this was offset by interest rate curve positioning and exposure to mortgage To-Be-Announced (TBA) securities, which detracted from performance over the year.
POSITIONING
The Fund remained concentrated in agency mortgages and securitized credit, with a 5.6-year effective duration. Agency mortgages were the largest allocation, supplemented by CMBS, CMO, and ABS exposures selected through bottom-up analysis of structure, collateral, and relative value.
PERFORMANCE
The Fund’s mortgage and securitized credit focus generated positive returns and added value relative to the broad bond market, but the Fund’s positioning resulted in modest underperformance versus the mortgage benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	4.78	0.48	1.61
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.54
Bloomberg Mortgage Backed Securities Index	5.21	0.50	1.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for recent performance information.
Net Assets	$ 267,350,927
Holdings Count | $ / shares	340
Advisory Fees Paid, Amount	$ 833,487
Investment Company Portfolio Turnover	257.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$267,350,927
Number of Holdings	340
Net Advisory Fee	$833,487
Portfolio Turnover	257%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	103.5%
Money Market Funds	8.9%
Asset-Backed Securities	7.9%
Agency Commercial Mortgage-Backed Securities	5.9%
Non-Agency Commercial Mortgage-Backed Securities	0.8%
Municipal Bonds	0.1%
Futures Contracts	-0.1%
Cash & Other	-27.0%

Top 10 Issuers	(%)
Federal National Mortgage Association	73.9%
Federal Home Loan Mortgage Corp.	27.7%
First American Government Obligations Fund	8.9%
Government National Mortgage Association	3.4%
Ginnie Mae II Pool	3.2%
AutoNation Finance Trust	1.5%
Verizon Master Trust	1.1%
Hyundai Auto Receivables Trust	1.0%
Kubota Credit Owner Trust	0.9%
BX Trust	0.9%

Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mortgage Securities Fund
Class Name	Investor Shares
Trading Symbol	BIAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return, outperformed the  Bloomberg U.S. Aggregate Bond Index and underperformed the Bloomberg Mortgage-Backed Securities Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Income from agency mortgage-backed securities and allocations to CMBS, CMO and ABS supported returns. Security selection across MBS and securitized credit benefited performance, however, this was offset by interest rate curve positioning and exposure to mortgage To-Be-Announced (TBA) securities, which detracted from performance over the year.
POSITIONING
The Fund remained concentrated in agency mortgages and securitized credit, with a 5.6-year effective duration. Agency mortgages were the largest allocation, supplemented by CMBS, CMO, and ABS exposures selected through bottom-up analysis of structure, collateral, and relative value.
PERFORMANCE
The Fund’s mortgage and securitized credit focus generated positive returns and added value relative to the broad bond market, but the Fund’s positioning resulted in modest underperformance versus the mortgage benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	4.83	0.44	1.56
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.54
Bloomberg Mortgage Backed Securities Index	5.21	0.50	1.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for recent performance information.
Net Assets	$ 267,350,927
Holdings Count | $ / shares	340
Advisory Fees Paid, Amount	$ 833,487
Investment Company Portfolio Turnover	257.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$267,350,927
Number of Holdings	340
Net Advisory Fee	$833,487
Portfolio Turnover	257%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	103.5%
Money Market Funds	8.9%
Asset-Backed Securities	7.9%
Agency Commercial Mortgage-Backed Securities	5.9%
Non-Agency Commercial Mortgage-Backed Securities	0.8%
Municipal Bonds	0.1%
Futures Contracts	-0.1%
Cash & Other	-27.0%

Top 10 Issuers	(%)
Federal National Mortgage Association	73.9%
Federal Home Loan Mortgage Corp.	27.7%
First American Government Obligations Fund	8.9%
Government National Mortgage Association	3.4%
Ginnie Mae II Pool	3.2%
AutoNation Finance Trust	1.5%
Verizon Master Trust	1.1%
Hyundai Auto Receivables Trust	1.0%
Kubota Credit Owner Trust	0.9%
BX Trust	0.9%

Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Weak security selection was the key driver of relative underperformance. Particularly, the negative stock selection results in Industrials, Information Technology, and Consumer Discretionary detracted from relative returns. Stock selection in the Financials and Communication Services sectors contributed to performance. Sector allocation, a result of our bottom-up stock selection process, also detracted from relative returns. Negative allocation effects driven by our underweight in Information Technology and overweight in Consumer Staples and Communication Services were partially offset by our underweight position in Consumer Discretionary and Healthcare, which contributed to performance. At the issuer level, our top two relative detractors were not holding ASML and our overweight position in Pandora, which we sold during the period, while our top two relative contributors were not holding SAP and our overweight position in AIB Group.
POSITIONING
Portfolio positioning continues to be driven by bottom-up investment decisions. Over the past year, we increased our exposure in Industrials and Communication Services and reduced our exposure in Financials and Healthcare. We will continue using volatility to opportunistically adjust our positioning. We think the portfolio is well-positioned, despite the potential for near-term volatility.

Top Contributors
↑	British American Tobacco PLC
↑	AIB Group PLC
↑	Erste Group Bank AG
↑	Bank of Ireland Group PLC
↑	Galderma Group AG

Top Detractors
↓	Pandora AS
↓	RENK Group AG
↓	IONOS Group SE
↓	Jeronimo Martins, SGPS SA
↓	Capgemini SE
PERFORMANCE
The Fund generated a positive absolute return but underperformed the benchmark, as negative stock-selection and sector-allocation effects outweighed positive contributions from selected Financials and Communication Services holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	6.44	12.16	11.69
MSCI Europe Index	18.64	9.50	9.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
Net Assets	$ 675,800,199
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 6,490,081
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$675,800,199
Number of Holdings	67
Net Advisory Fee	$6,490,081
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	36.8%
Financials	17.9%
Consumer Staples	12.1%
Health Care	7.5%
Communication Services	6.6%
Information Technology	5.1%
Materials	4.4%
Energy	4.0%
Utilities	2.0%
Cash & Other	3.6%

Top 10 Issuers	(%)
British American Tobacco PLC	4.5%
Unilever PLC	4.2%
Bunzl PLC	3.3%
Erste Group Bank AG	3.2%
Publicis Groupe SA	3.1%
AIB Group PLC	2.9%
KBC Group NV	2.8%
Brenntag SE	2.8%
Haleon PLC	2.7%
Elis SA	2.5%

Top 10 Countries	(%)
United Kingdom	27.1%
France	13.6%
Germany	12.9%
Ireland	7.3%
Switzerland	5.8%
Denmark	4.4%
Belgium	4.2%
Austria	3.9%
Italy	3.6%
Spain	3.6%
[24]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Weak security selection was the key driver of relative underperformance. Particularly, the negative stock selection results in Industrials, Information Technology, and Consumer Discretionary detracted from relative returns. Stock selection in the Financials and Communication Services sectors contributed to performance. Sector allocation, a result of our bottom-up stock selection process, also detracted from relative returns. Negative allocation effects driven by our underweight in Information Technology and overweight in Consumer Staples and Communication Services were partially offset by our underweight position in Consumer Discretionary and Healthcare, which contributed to performance. At the issuer level, our top two relative detractors were not holding ASML and our overweight position in Pandora, which we sold during the period, while our top two relative contributors were not holding SAP and our overweight position in AIB Group.
POSITIONING
Portfolio positioning continues to be driven by bottom-up investment decisions. Over the past year, we increased our exposure in Industrials and Communication Services and reduced our exposure in Financials and Healthcare. We will continue using volatility to opportunistically adjust our positioning. We think the portfolio is well-positioned, despite the potential for near-term volatility.

Top Contributors
↑	British American Tobacco PLC
↑	AIB Group PLC
↑	Erste Group Bank AG
↑	Bank of Ireland Group PLC
↑	Galderma Group AG

Top Detractors
↓	Pandora AS
↓	RENK Group AG
↓	IONOS Group SE
↓	Jeronimo Martins, SGPS SA
↓	Capgemini SE
PERFORMANCE
The Fund generated a positive absolute return but underperformed the benchmark, as negative stock-selection and sector-allocation effects outweighed positive contributions from selected Financials and Communication Services holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	6.25	12.00	11.53
MSCI Europe Index	18.64	9.50	9.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
Net Assets	$ 675,800,199
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 6,490,081
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$675,800,199
Number of Holdings	67
Net Advisory Fee	$6,490,081
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	36.8%
Financials	17.9%
Consumer Staples	12.1%
Health Care	7.5%
Communication Services	6.6%
Information Technology	5.1%
Materials	4.4%
Energy	4.0%
Utilities	2.0%
Cash & Other	3.6%

Top 10 Issuers	(%)
British American Tobacco PLC	4.5%
Unilever PLC	4.2%
Bunzl PLC	3.3%
Erste Group Bank AG	3.2%
Publicis Groupe SA	3.1%
AIB Group PLC	2.9%
KBC Group NV	2.8%
Brenntag SE	2.8%
Haleon PLC	2.7%
Elis SA	2.5%

Top 10 Countries	(%)
United Kingdom	27.1%
France	13.6%
Germany	12.9%
Ireland	7.3%
Switzerland	5.8%
Denmark	4.4%
Belgium	4.2%
Austria	3.9%
Italy	3.6%
Spain	3.6%
[25]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$147	1.43%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Weak security selection was the key driver of relative underperformance. Particularly, the negative stock selection results in Industrials, Information Technology, and Consumer Discretionary detracted from relative returns. Stock selection in the Financials and Communication Services sectors contributed to performance. Sector allocation, a result of our bottom-up stock selection process, also detracted from relative returns. Negative allocation effects driven by our underweight in Information Technology and overweight in Consumer Staples and Communication Services were partially offset by our underweight position in Consumer Discretionary and Healthcare, which contributed to performance. At the issuer level, our top two relative detractors were not holding ASML and our overweight position in Pandora, which we sold during the period, while our top two relative contributors were not holding SAP and our overweight position in AIB Group.
POSITIONING
Portfolio positioning continues to be driven by bottom-up investment decisions. Over the past year, we increased our exposure in Industrials and Communication Services and reduced our exposure in Financials and Healthcare. We will continue using volatility to opportunistically adjust our positioning. We think the portfolio is well-positioned, despite the potential for near-term volatility.

Top Contributors
↑	British American Tobacco PLC
↑	AIB Group PLC
↑	Erste Group Bank AG
↑	Bank of Ireland Group PLC
↑	Galderma Group AG

Top Detractors
↓	Pandora AS
↓	RENK Group AG
↓	IONOS Group SE
↓	Jeronimo Martins, SGPS SA
↓	Capgemini SE
PERFORMANCE
The Fund generated a positive absolute return but underperformed the benchmark, as negative stock-selection and sector-allocation effects outweighed positive contributions from selected Financials and Communication Services holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	5.99	11.72	11.25
MSCI Europe Index	18.64	9.50	9.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
Net Assets	$ 675,800,199
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 6,490,081
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$675,800,199
Number of Holdings	67
Net Advisory Fee	$6,490,081
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	36.8%
Financials	17.9%
Consumer Staples	12.1%
Health Care	7.5%
Communication Services	6.6%
Information Technology	5.1%
Materials	4.4%
Energy	4.0%
Utilities	2.0%
Cash & Other	3.6%

Top 10 Issuers	(%)
British American Tobacco PLC	4.5%
Unilever PLC	4.2%
Bunzl PLC	3.3%
Erste Group Bank AG	3.2%
Publicis Groupe SA	3.1%
AIB Group PLC	2.9%
KBC Group NV	2.8%
Brenntag SE	2.8%
Haleon PLC	2.7%
Elis SA	2.5%

Top 10 Countries	(%)
United Kingdom	27.1%
France	13.6%
Germany	12.9%
Ireland	7.3%
Switzerland	5.8%
Denmark	4.4%
Belgium	4.2%
Austria	3.9%
Italy	3.6%
Spain	3.6%
[26]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Institutional Shares
Trading Symbol	BAFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$132	1.10%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a strong positive return but underperformed the  MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Emerging markets advanced sharply, supported by a weaker U.S. dollar, easing monetary policy and strong AI-related semiconductor demand. The Fund benefited from exposure to several technology and semiconductor companies, as well as selected holdings in Consumer Discretionary and other sectors. Relative performance was held back by the Fund’s aggregate underweight to Information Technology, including limited or reduced exposure to several memory and semiconductor companies that led the benchmark. Mixed stock selection in Real Estate and Industrials also tempered results.
POSITIONING
At period-end, Information Technology remained the Fund’s largest sector exposure, although it was underweight the benchmark. The Fund was overweight in Real Estate, Consumer Discretionary, Industrials, and Financials, and underweight in Materials and Health Care. Taiwan Semiconductor, Samsung Electronics and SK Hynix were among the Fund’s largest holdings, reflecting continued exposure to long-term semiconductor and AI-related demand.

Top Contributors
↑	Samsung Electronics Co., Ltd.
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	SK Hynix, Inc.
↑	Hyundai Motor Co.
↑	Weichai Power Co., Ltd. Class H

Top Detractors
↓	HDFC Bank Limited
↓	Cognizant Technology Solutions Corp. - Class A
↓	Lodha Developers Ltd.
↓	Shenzhou International Group Holdings, Ltd.
↓	Globant SA
PERFORMANCE
The Fund’s holdings generated strong absolute gains during the period. Positive contributions from selected technology and consumer-related companies were outweighed, on a relative basis, by the benchmark’s greater exposure to several of the strongest-performing semiconductor and memory companies and by mixed results in other sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	40.55	8.63	8.97
MSCI Emerging Markets Index	43.51	7.20	10.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Net Assets	$ 1,035,770,852
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 7,515,493
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,035,770,852
Number of Holdings	111
Net Advisory Fee	$7,515,493
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	39.3%
Financials	18.8%
Consumer Discretionary	9.5%
Industrials	8.6%
Communication Services	5.4%
Consumer Staples	3.8%
Real Estate	3.6%
Materials	3.4%
Energy	1.9%
Cash & Other	5.7%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	9.1%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.2%
First American Government Obligations Fund	2.5%
Alibaba Group Holding Ltd.	2.3%
DBS Group Holdings Ltd.	1.6%
MediaTek, Inc.	1.6%
Weichai Power Co. Ltd.	1.4%
ZTO Express Cayman, Inc.	1.4%

Top 10 Countries	(%)
China	26.5%
South Korea	22.5%
Taiwan	22.2%
India	9.2%
United States	5.8%
Brazil	5.3%
Singapore	2.3%
Thailand	1.9%
Hungary	1.1%
Kazakhstan	0.7%
[27]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Investor Shares
Trading Symbol	BIAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$150	1.25%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a strong positive return but underperformed the  MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Emerging markets advanced sharply, supported by a weaker U.S. dollar, easing monetary policy and strong AI-related semiconductor demand. The Fund benefited from exposure to several technology and semiconductor companies, as well as selected holdings in Consumer Discretionary and other sectors. Relative performance was held back by the Fund’s aggregate underweight to Information Technology, including limited or reduced exposure to several memory and semiconductor companies that led the benchmark. Mixed stock selection in Real Estate and Industrials also tempered results.
POSITIONING
At period-end, Information Technology remained the Fund’s largest sector exposure, although it was underweight the benchmark. The Fund was overweight in Real Estate, Consumer Discretionary, Industrials, and Financials, and underweight in Materials and Health Care. Taiwan Semiconductor, Samsung Electronics and SK Hynix were among the Fund’s largest holdings, reflecting continued exposure to long-term semiconductor and AI-related demand.

Top Contributors
↑	Samsung Electronics Co., Ltd.
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	SK Hynix, Inc.
↑	Hyundai Motor Co.
↑	Weichai Power Co., Ltd. Class H

Top Detractors
↓	HDFC Bank Limited
↓	Cognizant Technology Solutions Corp. - Class A
↓	Lodha Developers Ltd.
↓	Shenzhou International Group Holdings, Ltd.
↓	Globant SA
PERFORMANCE
The Fund’s holdings generated strong absolute gains during the period. Positive contributions from selected technology and consumer-related companies were outweighed, on a relative basis, by the benchmark’s greater exposure to several of the strongest-performing semiconductor and memory companies and by mixed results in other sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	40.35	8.47	8.80
MSCI Emerging Markets Index	43.51	7.20	10.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Net Assets	$ 1,035,770,852
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 7,515,493
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,035,770,852
Number of Holdings	111
Net Advisory Fee	$7,515,493
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	39.3%
Financials	18.8%
Consumer Discretionary	9.5%
Industrials	8.6%
Communication Services	5.4%
Consumer Staples	3.8%
Real Estate	3.6%
Materials	3.4%
Energy	1.9%
Cash & Other	5.7%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	9.1%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.2%
First American Government Obligations Fund	2.5%
Alibaba Group Holding Ltd.	2.3%
DBS Group Holdings Ltd.	1.6%
MediaTek, Inc.	1.6%
Weichai Power Co. Ltd.	1.4%
ZTO Express Cayman, Inc.	1.4%

Top 10 Countries	(%)
China	26.5%
South Korea	22.5%
Taiwan	22.2%
India	9.2%
United States	5.8%
Brazil	5.3%
Singapore	2.3%
Thailand	1.9%
Hungary	1.1%
Kazakhstan	0.7%
[28]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Advisor Shares
Trading Symbol	BAQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$180	1.50%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a strong positive return but underperformed the  MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Emerging markets advanced sharply, supported by a weaker U.S. dollar, easing monetary policy and strong AI-related semiconductor demand. The Fund benefited from exposure to several technology and semiconductor companies, as well as selected holdings in Consumer Discretionary and other sectors. Relative performance was held back by the Fund’s aggregate underweight to Information Technology, including limited or reduced exposure to several memory and semiconductor companies that led the benchmark. Mixed stock selection in Real Estate and Industrials also tempered results.
POSITIONING
At period-end, Information Technology remained the Fund’s largest sector exposure, although it was underweight the benchmark. The Fund was overweight in Real Estate, Consumer Discretionary, Industrials, and Financials, and underweight in Materials and Health Care. Taiwan Semiconductor, Samsung Electronics and SK Hynix were among the Fund’s largest holdings, reflecting continued exposure to long-term semiconductor and AI-related demand.

Top Contributors
↑	Samsung Electronics Co., Ltd.
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	SK Hynix, Inc.
↑	Hyundai Motor Co.
↑	Weichai Power Co., Ltd. Class H

Top Detractors
↓	HDFC Bank Limited
↓	Cognizant Technology Solutions Corp. - Class A
↓	Lodha Developers Ltd.
↓	Shenzhou International Group Holdings, Ltd.
↓	Globant SA
PERFORMANCE
The Fund’s holdings generated strong absolute gains during the period. Positive contributions from selected technology and consumer-related companies were outweighed, on a relative basis, by the benchmark’s greater exposure to several of the strongest-performing semiconductor and memory companies and by mixed results in other sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	39.91	8.20	8.52
MSCI Emerging Markets Index	43.51	7.20	10.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Net Assets	$ 1,035,770,852
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 7,515,493
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,035,770,852
Number of Holdings	111
Net Advisory Fee	$7,515,493
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	39.3%
Financials	18.8%
Consumer Discretionary	9.5%
Industrials	8.6%
Communication Services	5.4%
Consumer Staples	3.8%
Real Estate	3.6%
Materials	3.4%
Energy	1.9%
Cash & Other	5.7%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	9.1%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.2%
First American Government Obligations Fund	2.5%
Alibaba Group Holding Ltd.	2.3%
DBS Group Holdings Ltd.	1.6%
MediaTek, Inc.	1.6%
Weichai Power Co. Ltd.	1.4%
ZTO Express Cayman, Inc.	1.4%

Top 10 Countries	(%)
China	26.5%
South Korea	22.5%
Taiwan	22.2%
India	9.2%
United States	5.8%
Brazil	5.3%
Singapore	2.3%
Thailand	1.9%
Hungary	1.1%
Kazakhstan	0.7%
[29]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - Beutel Goodman Large-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	BVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and the Russell 1000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Relative underperformance was driven primarily by stock selection in Information Technology, Communication Services, Consumer Staples, Financials and Materials. The Fund’s lack of exposure to the outperforming Energy sector also detracted. Stock selection in Industrials, Consumer Discretionary and Health Care contributed positively, as did the Fund’s lack of exposure to the underperforming Real Estate and Utilities sectors.
POSITIONING
During the period, the Fund exited positions in The Campbell’s Company, Harley-Davidson and Interpublic Group, which was acquired by Omnicom. The Fund also sold Versant Media, which was received through its holding in Comcast. New positions were initiated in Applied Materials, AutoZone, Becton Dickinson, Marsh & McLennan, Royal Caribbean, Sysco, Union Pacific and Wells Fargo.

Top Contributors
↑	Applied Materials, Inc.
↑	Merck & Co., Inc.
↑	NetApp, Inc.
↑	Cummins Inc.
↑	eBay Inc.

Top Detractors
↓	Amdocs Limited
↓	Comcast Corporation Class A
↓	Gen Digital Inc.
↓	Kimberly-Clark Corporation
↓	Campbell’s Company
PERFORMANCE
The Fund generated positive returns during the period, reflecting contributions from selected holdings in Industrials, Consumer Discretionary and Health Care. However, these gains were outweighed by stock-selection headwinds across several sectors and the Fund’s lack of Energy exposure, resulting in underperformance relative to both benchmarks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/13/2018)
Institutional Shares	17.31	8.08	10.35
Russell 1000® Index	22.02	12.66	14.77
Russell 1000® Value Index	27.12	11.17	11.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for recent performance information.
Net Assets	$ 878,290,594
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 5,755,515
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$878,290,594
Number of Holdings	33
Net Advisory Fee	$5,755,515
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	20.8%
Health Care	18.6%
Industrials	17.6%
Information Technology	13.7%
Consumer Discretionary	11.2%
Communication Services	5.3%
Materials	5.0%
Consumer Staples	3.5%
Cash & Other	4.3%

Top 10 Issuers	(%)
eBay, Inc.	5.2%
PPG Industries, Inc.	5.0%
Masco Corp.	4.5%
Chubb Ltd.	4.3%
NetApp, Inc.	4.1%
Union Pacific Corp.	4.0%
Royal Caribbean Cruises Ltd.	3.9%
First American Government Obligations Fund	3.9%
Marsh & McLennan Cos., Inc.	3.9%
Ameriprise Financial, Inc.	3.8%
[30]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - Beutel Goodman Large-Cap Value Fund
Class Name	Investor Shares
Trading Symbol	BIAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and the Russell 1000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Relative underperformance was driven primarily by stock selection in Information Technology, Communication Services, Consumer Staples, Financials and Materials. The Fund’s lack of exposure to the outperforming Energy sector also detracted. Stock selection in Industrials, Consumer Discretionary and Health Care contributed positively, as did the Fund’s lack of exposure to the underperforming Real Estate and Utilities sectors.
POSITIONING
During the period, the Fund exited positions in The Campbell’s Company, Harley-Davidson and Interpublic Group, which was acquired by Omnicom. The Fund also sold Versant Media, which was received through its holding in Comcast. New positions were initiated in Applied Materials, AutoZone, Becton Dickinson, Marsh & McLennan, Royal Caribbean, Sysco, Union Pacific and Wells Fargo.

Top Contributors
↑	Applied Materials, Inc.
↑	Merck & Co., Inc.
↑	NetApp, Inc.
↑	Cummins Inc.
↑	eBay Inc.

Top Detractors
↓	Amdocs Limited
↓	Comcast Corporation Class A
↓	Gen Digital Inc.
↓	Kimberly-Clark Corporation
↓	Campbell’s Company
PERFORMANCE
The Fund generated positive returns during the period, reflecting contributions from selected holdings in Industrials, Consumer Discretionary and Health Care. However, these gains were outweighed by stock-selection headwinds across several sectors and the Fund’s lack of Energy exposure, resulting in underperformance relative to both benchmarks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2021)
Investor Shares	17.12	7.91	7.91
Russell 1000® Index	22.02	12.66	12.66
Russell 1000® Value Index	27.12	11.17	11.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for recent performance information.
Net Assets	$ 878,290,594
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 5,755,515
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$878,290,594
Number of Holdings	33
Net Advisory Fee	$5,755,515
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	20.8%
Health Care	18.6%
Industrials	17.6%
Information Technology	13.7%
Consumer Discretionary	11.2%
Communication Services	5.3%
Materials	5.0%
Consumer Staples	3.5%
Cash & Other	4.3%

Top 10 Issuers	(%)
eBay, Inc.	5.2%
PPG Industries, Inc.	5.0%
Masco Corp.	4.5%
Chubb Ltd.	4.3%
NetApp, Inc.	4.1%
Union Pacific Corp.	4.0%
Royal Caribbean Cruises Ltd.	3.9%
First American Government Obligations Fund	3.9%
Marsh & McLennan Cos., Inc.	3.9%
Ameriprise Financial, Inc.	3.8%
[31]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Japan Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	0.93%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a strong positive return and modestly underperformed the TOPIX Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in Materials and Industrials contributed positively, with Tokyo Electron, Fuso Chemical, MISUMI Group, Mizuho Financial Group and Shin-Etsu Chemical among the leading contributors. These results were partially offset by stock-selection headwinds in Consumer Discretionary and Information Technology. SIGMAXYZ Holdings, Sega Sammy Holdings, Daiichi Sankyo, Asahi Group Holdings and Toyota Motor were the largest detractors. Sector allocation also detracted, primarily due to the Fund’s overweight to Materials and underweight to Communication Services, partly offset by its overweight to Health Care and underweight to Information Technology.
POSITIONING
During the period, the Fund increased exposure to Financials and Consumer Discretionary while reducing exposure to Materials and Real Estate. At period-end, the Fund’s largest overweight positions were in Health Care, Materials and Consumer Discretionary. Its largest underweight positions were in Industrials, Information Technology and Consumer Staples.

Top Contributors
↑	Tokyo Electron Ltd.
↑	Fuso Chemical Co., Ltd.
↑	MISUMI Group Inc.
↑	Mizuho Financial Group, Inc.
↑	Shin-Etsu Chemical Co., Ltd.

Top Detractors
↓	SIGMAXYZ Holdings Inc
↓	Sega Sammy Holdings Inc.
↓	Daiichi Sankyo Co. Ltd.
↓	Asahi Group Holdings Ltd
↓	Toyota Motor Corp.
PERFORMANCE
The Fund generated strong absolute returns but modestly trailed the benchmark during a market rally led by large-cap AI and semiconductor-related companies. Positive stock selection in several Materials and Industrials holdings supported performance, but sector-allocation effects and weakness in selected Consumer Discretionary and Information Technology holdings resulted in modest relative underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Institutional Shares	25.98	19.83
TOPIX Index	26.88	19.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/wmc-japan-equity-fund for recent performance information.
Net Assets	$ 738,901,359
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 4,117,310
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$738,901,359
Number of Holdings	74
Net Advisory Fee	$4,117,310
Portfolio Turnover	83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	18.1%
Financials	17.3%
Consumer Discretionary	17.3%
Health Care	12.4%
Information Technology	12.2%
Materials	11.9%
Communication Services	4.1%
Real Estate	2.6%
Consumer Staples	1.3%
Cash & Other	2.8%

Top 10 Issuers	(%)
Sony Group Corp.	3.4%
Shin-Etsu Chemical Co. Ltd.	3.2%
Daiichi Sankyo Co. Ltd.	3.0%
KDDI Corp.	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.7%
First American Government Obligations Fund	2.5%
MISUMI Group, Inc.	2.5%
Mizuho Financial Group, Inc.	2.4%
Shionogi & Co. Ltd.	2.4%
GMO Payment Gateway, Inc.	2.3%

Top Countries	(%)
Japan	97.2%
United States	2.5%
[32]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Japan Equity Fund
Class Name	Investor Shares
Trading Symbol	BIJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$122	1.08%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a strong positive return and modestly underperformed the TOPIX Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in Materials and Industrials contributed positively, with Tokyo Electron, Fuso Chemical, MISUMI Group, Mizuho Financial Group and Shin-Etsu Chemical among the leading contributors. These results were partially offset by stock-selection headwinds in Consumer Discretionary and Information Technology. SIGMAXYZ Holdings, Sega Sammy Holdings, Daiichi Sankyo, Asahi Group Holdings and Toyota Motor were the largest detractors. Sector allocation also detracted, primarily due to the Fund’s overweight to Materials and underweight to Communication Services, partly offset by its overweight to Health Care and underweight to Information Technology.
POSITIONING
During the period, the Fund increased exposure to Financials and Consumer Discretionary while reducing exposure to Materials and Real Estate. At period-end, the Fund’s largest overweight positions were in Health Care, Materials and Consumer Discretionary. Its largest underweight positions were in Industrials, Information Technology and Consumer Staples.

Top Contributors
↑	Tokyo Electron Ltd.
↑	Fuso Chemical Co., Ltd.
↑	MISUMI Group Inc.
↑	Mizuho Financial Group, Inc.
↑	Shin-Etsu Chemical Co., Ltd.

Top Detractors
↓	SIGMAXYZ Holdings Inc
↓	Sega Sammy Holdings Inc.
↓	Daiichi Sankyo Co. Ltd.
↓	Asahi Group Holdings Ltd
↓	Toyota Motor Corp.
PERFORMANCE
The Fund generated strong absolute returns but modestly trailed the benchmark during a market rally led by large-cap AI and semiconductor-related companies. Positive stock selection in several Materials and Industrials holdings supported performance, but sector-allocation effects and weakness in selected Consumer Discretionary and Information Technology holdings resulted in modest relative underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Investor Shares	25.75	19.64
TOPIX Index	26.88	19.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/wmc-japan-equity-fund for recent performance information.
Net Assets	$ 738,901,359
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 4,117,310
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$738,901,359
Number of Holdings	74
Net Advisory Fee	$4,117,310
Portfolio Turnover	83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	18.1%
Financials	17.3%
Consumer Discretionary	17.3%
Health Care	12.4%
Information Technology	12.2%
Materials	11.9%
Communication Services	4.1%
Real Estate	2.6%
Consumer Staples	1.3%
Cash & Other	2.8%

Top 10 Issuers	(%)
Sony Group Corp.	3.4%
Shin-Etsu Chemical Co. Ltd.	3.2%
Daiichi Sankyo Co. Ltd.	3.0%
KDDI Corp.	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.7%
First American Government Obligations Fund	2.5%
MISUMI Group, Inc.	2.5%
Mizuho Financial Group, Inc.	2.4%
Shionogi & Co. Ltd.	2.4%
GMO Payment Gateway, Inc.	2.3%

Top Countries	(%)
Japan	97.2%
United States	2.5%
[33]
Material Fund Change [Text Block]	CHANGES TO SHAREHOLDER FEES Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Accountant Change Statement [Text Block]
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Accountant Change Date	Feb. 12, 2026

[1]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[2]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[3]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[4]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[5]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[6]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[7]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[8]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[9]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[10]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[11]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[12]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[13]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[14]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[15]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[16]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[17]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[18]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[19]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[20]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[21]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[22]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[23]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[24]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[25]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[26]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[27]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[28]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[29]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[30]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[31]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[32]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[33]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.